RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Due to related parties	$ 1,385,876	$ 1,736,164
Ms.Nga Fan Wong [Member]
Related Party Transaction [Line Items]
Due to related parties	90,589	504,484
Mr.Chi Kit Yu [Member]
Related Party Transaction [Line Items]
Due to related parties		140
Ms.Sau Ling Yeung [Member]
Related Party Transaction [Line Items]
Due to related parties		213
Discovery Networks Asia-Pacific Pte Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 1,295,287	$ 1,231,327
Related party transaction, description	interest-bearing at 8% per annum and repayable by 12 equal consecutive monthly instalments, commencing on January 31, 2023. On June 9, 2023, the Company and DNAP entered into a supplementary agreement to extend the repayment date of the loan by 12 equal consecutive monthly instalments, commencing on January 31, 2024